Trade receivables and accrued revenue (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Trade Receivables and Accrued Income

	31 December 2019	31 December 2018
Receivables from subscribers	2,090,242	1,647,236
Accounts and notes receivable	745,442	555,436
Undue assigned contracted receivables	298,291	271,306

	3,133,975	2,473,978